ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2021
ORGANIZATION
Schedule of significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
(a)	As of December 31, 2021, the significant subsidiaries of the Company and significant consolidated variable interest entities are as follows:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities
Direct
Variable Interest Entities (the “VIEs”):
Beijing Yiyun Network Technology Co., Ltd. (“VNET Technology”) (2)	October 22, 2002	PRC	—	Provision of internet data center services
Beijing iJoy Information Technology Co., Ltd. (“BJ iJoy”) (2)	April 30, 2013	PRC	—	Provision of internet data center, content delivery network services
WiFire Network Technology (Beijing) Co., Ltd. (“WiFire Network”) (2)	April 1, 2014	PRC	—	Provision of telecommunication services
Shanghai Zhiyan Yunwei Technology Co., Ltd. (“SH Zhiyan”) (2)	December 12, 2020	PRC	—	Provision of telecommunication services

Held directly by VNET Technology:
Beijing VNET Broad Band Data Center Co., Ltd. (“VNET Beijing”) (2)	March 15, 2006	PRC	—	Provision of internet data center services
Shanghai Shilian Technology Co., Ltd. (“SH Shilian”)	October 22, 2012	PRC	—	Provision of internet data center services

Held directly by VNET Beijing:
VNET (Xi’an) Information Outsourcing Industry Park Services Co., Ltd. (“Xi’an Sub”) (2)	June 23, 2008	PRC	—	Provision of internet data center services
Langfang Xunchi Computer Data Processing Co., Ltd. (“LF Xunchi”) (2)	December 19, 2011	PRC	—	Dormant company
Beijing Yilong Xinda Technology Co., Ltd. (“Yilong Xinda”) (2)	February 28, 2013	PRC	—	Provision of internet data center services
Beijing Yichengtaihe Investment Co., Ltd. (“BJ Yichengtaihe”) (2)	September 30, 2014	PRC	—	Provision of internet data center services
Guangzhou Lianyun Big Data Co., Ltd. (“GZ Lianyun”) (2)	April 14, 2016	PRC	—	Provision of internet data center services
Beijing Xianghu Yunlian Technology Co., Ltd. (“Xianghu Yunlian”) (2)	November 7, 2018	PRC	—	Provision of internet data center services
Shanghai Hujiang Songlian Technology Co., Ltd.(“Hujiang Songlian”) (2)	December 17, 2018	PRC	—	Provision of internet data center services
Beijing Shuhai Hulian Technology Co., Ltd. (“BJ Shuhai”) (2)	January 2, 2019	PRC	—	Provision of internet data center services
Nantong Chenghong Cloud Computing Co., Ltd. (“NT Chenghong”) (2)	December 24, 2019	PRC	—	Provision of internet data center services

Held directly by SH Shilian:
Shanghai Shuzhong Investment Management Co., Ltd. (“SH Shuzhong”) (2)/(5)	June 30, 2020	PRC	—	Provision of internet data center services
Sanhe Shulifang Information Technology Co., Ltd. (“Shulifang”) (2)/(6)	July 21, 2020	PRC	—	Provision of internet data center services
Langfang Huahai Internet Technology Co., Ltd. (“LF Huahai”) (2)/(7)	September 11, 2020	PRC	—	Provision of internet data center services
Shanghai Hesheng Data System Co., Ltd. (“SH Hesheng”) (2)/(11)	November 11, 2021	PRC	—	Provision of internet data center services

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities

Held directly by SH Zhiyan:
Shanghai Blue Cloud Technology Co., Ltd. (“SH Blue Cloud”) (2)	March 21, 2013	PRC	—	Provision of Office 365 and Windows Azure platform services
Shanghai Edge Blue Cloud Network Technology Co., Ltd. (“SH Edge Network”) (2)/(12)	January 7,2021	PRC	—	Provision of internet data center services

Held directly by DYX and LF Xunchi:
Shenzhen Diyixian Telecommunication Co., Ltd. (“SZ DYX”) (1)	August 10, 2014	PRC	20%	Provision of virtual private network services
(1)	Collectively, the “PRC Subsidiaries”.
(2)	Collectively, the “Consolidated VIEs”.
(3)	On August 10, 2014, the Company and its subsidiary, LF Xunchi, acquired 100% equity interest of Dermot BVI and its subsidiaries (collectively referred to as “Dermot Entities”).
(4)	On August 20, 2019, the Company through its subsidiary, DRP Investment, became the sole shareholder in Shihua Holding 2 and its subsidiaries.
(5)	On June 30, 2020, the Company through its subsidiary, SH Shilian, acquired 100% equity interest of SH Shuzhong (Note 4).
(6)	On July 21, 2020, the Company through its subsidiary, SH Shilian, acquired 100% equity interest of Shulifang (Note 4).
(7)	On September 11, 2020, the Company through its subsidiaries, SH Shilian and Linkcloud PTE. Ltd. (“Linkcloud”), acquired 100% equity interest of LF Huahai (Note 4).
(8)	On November 17, 2020, the Company through its subsidiary, VNET Saturn International Investment Limited (“VNET Saturn”) and Beijing Zhongshun Yongfeng Investment Consulting Co., Ltd. (“YF WFOE”), acquired 100% equity interest of BJ JHC and BJ ST (Note 4).
(9)	On July 15, 2021, the Company through its subsidiary, Shenzhen Cloud Native Technology Co., Ltd. (“SZ Cloud Native”), acquired 100% equity interest of BJ TenxCloud (Note 4).
(10)	On August 16, 2021, the Company through its subsidiary, Jiwa Engineering BJ, acquired 100% equity interest of Zhongke Zijing and Gu’an Junhui (Note 4).
(11)	On November 11, 2021, the Company through its subsidiary, SH Shilian, acquired 100% equity interest of SH Hesheng (Note 4).

(12) On January 7, 2021, the Company, through SH Zhiyan, established SH Edge Network for internet data center services.

Schedule of consolidated VIE before eliminating intercompany balances

The following tables represent the financial information of the Consolidated VIEs as of December 31, 2020 and 2021 and for the years ended December 31, 2019, 2020 and 2021 before eliminating the intercompany balances and transactions between the Consolidated VIEs and other entities within the Company:

	As of December 31,
	2020	2021
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	737,556	660,234	103,605
Restricted cash	260,450	317,199	49,775
Accounts receivable (net of allowance for doubtful debt of RMB67,632 and RMB82,654 (US$12,970) as of December 31, 2020 and 2021, respectively)	664,610	1,139,372	178,792
Prepaid expenses and other current assets	1,622,662	1,781,456	279,549
Amounts due from related parties	12,968	29,812	4,678
Total current assets	3,298,246	3,928,073	616,399
Non-current assets:
Property and equipment, net	5,170,878	6,754,511	1,059,930
Intangible assets, net	342,288	382,173	59,971
Land use rights, net	46,719	45,476	7,136
Operating lease right-of-use assets, net	1,134,073	2,666,182	418,382
Goodwill	308,110	308,110	48,349
Restricted cash	27,719	7,825	1,228
Deferred tax assets, net	168,181	136,903	21,483
Amounts due from related parties	20,562	—	—
Other non-current assets	435,144	612,198	96,067
Long-term investments, net	172,593	133,280	20,915
Total non-current assets	7,826,267	11,046,658	1,733,461
Total assets	11,124,513	14,974,731	2,349,860
Current liabilities:
Short-term bank borrowings	34,000	—	—
Accounts payable and notes payable	182,669	352,478	55,311
Accrued expenses and other payables	981,961	1,342,886	210,728
Advance from customers	1,041,594	1,041,902	163,497
Deferred revenue	58,066	49,055	7,698
Income tax payable	12,743	20,972	3,291
Amounts due to inter-companies (1)	4,248,422	5,203,974	816,617
Amounts due to related parties	50,193	8,007	1,256
Current portion of finance lease liabilities	362,760	200,961	31,535
Current portion of long-term borrowings	165,328	350,609	55,018
Current portion of deferred government grant	2,074	2,074	325
Current portion of operating lease liabilities	427,114	579,391	90,919
Total current liabilities	7,566,924	9,152,309	1,436,195

	As of December 31,
	2020	2021
	RMB	RMB	US$
Non-current liabilities:
Amounts due to inter-companies (1)	1,020,972	1,020,972	160,213
Amounts due to related parties	747,746	—	—
Long-term borrowings	570,135	1,480,709	232,356
Non-current portion of finance lease liabilities	299,399	704,255	110,513
Unrecognized tax benefits	68,317	77,192	12,113
Deferred tax liabilities	155,281	132,370	20,772
Non-current portion of deferred government grant	4,100	2,294	360
Non-current portion of operating lease liabilities	497,268	2,114,309	331,781
Total non-current liabilities	3,363,218	5,532,101	868,108
Total liabilities	10,930,142	14,684,410	2,304,303

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Net revenues	2,858,176	3,885,141	5,145,110	807,380
Net profit	111,592	73,748	92,594	14,530

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Net cash generated from operating activities	495,308	748,418	866,712	136,006
Net cash used in investing activities	(1,247,764)	(1,943,358)	(2,695,707)	(423,015)
Net cash generated from financing activities	885,286	1,302,082	1,788,528	280,659
Net increase (decrease) in cash and cash equivalents and restricted cash	132,830	107,142	(40,467)	(6,350)

(1)	Amounts due to inter-companies consist of intercompany payables to the other companies within the Company for the purchase of telecommunication resources and property and equipment on behalf of the Consolidated VIEs.